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April 2, 2024

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Thompson IM Funds, Inc.
1933 Registration No. 33-6418
1940 Act File No. 811-4946

Rule 497(j) Certification for Prospectus and Statement of Additional Information in Connection with Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), Thompson IM Funds, Inc. (the “Registrant”) hereby certifies that the definitive Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act in connection with Post-Effective Amendment No. 54 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant would not have contained any changes as compared to the forms of the Prospectus and Statement of Additional Information included in said Amendment. Therefore, this certification is made in lieu of filing under paragraph (c) of Rule 497.

The Amendment was filed electronically on March 28, 2024 pursuant to Rule 485(b) and automatically became effective on March 31, 2024 (SEC Accession No. 0001104659-24-040443). The definitive Prospectus and Statement of Additional Information are dated March 31, 2024.

April 2, 2024

Very truly yours,

Quarles & Brady LLP

/s/ Matthew C. Vogel

Matthew C. Vogel